                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Monongahela Capital Management
Address:  800 Cranberry Woods Drive, Suite 200
	  Cranberry Township PA 16066

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rodgers
Title:     President
Phone:     724-779-2200
Signature, Place and Date of Signing:

    Mark Rodgers   October 24, 2007

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    57
Form 13F Information Table Value Total:    83,196


                                                                             SHARES/   INVSTMT      OTHER        VOTING
NAME OF ISSUER         TITLE OF CLASS             CUSIP         VALUE        PRN AMT   DISCRETN    MANAGERS     AUTHORITY
--------------         --------------           ---------      --------      --------  --------    --------      --------
AT&T INC		     COM		00206R102      1,853	      43,789	 SOLE	      NONE	   32,764
ADOBE SYS INC                COM                00724F101        891          20,400     SOLE         NONE         16,100
ALCOA INC                    COM                013817101      1,693          43,273     SOLE         NONE         31,873
AMETEK INC NEW		     COM		031100100        838	      19,399	 SOLE	      NONE	    9,899
ARCHER DANIELS MIDLAND CO    COM		039483102	 471	      14,237	 SOLE	      NONE	   11,705
BJ SERVICES CO		     COM		055482103      1,745	      65,722	 SOLE	      NONE	   53,722
BP PLC                       SPONSORED ADR      055622104      1,197          17,265     SOLE         NONE         10,640
BORDERS GROUP INC	     COM		099709107	 310	      23,250	 SOLE	      NONE	   22,150
BRISTOL MYERS SQUIBB CO	     COM		110122108      1,137	      39,464	 SOLE	      NONE	   29,084
CAMPBELL SOUP COMPANY	     COM		134429109        400	      10,800	 SOLE	      NONE	    9,800
CHEVRON CORP NEW	     COM		166764100      2,188	      23,384	 SOLE	      NONE	   19,018
COLGATE PALMOLIVE CO	     COM		194162103      2,092	      29,328	 SOLE	      NONE	   23,047
CREE INC		     COM		225447101        775	      24,930	 SOLE	      NONE	   22,580
CUBIC CORP		     COM		229669106	 751	      17,800	 SOLE	      NONE	   13,900
DOW CHEMICAL COMPANY	     COM		260543103      1,908	      44,306 	 SOLE	      NONE	   36,343
DUKE ENERGY CORP NEW	     COM		26441C105        501	      26,832	 SOLE	      NONE	   25,732
EQUITABLE RESOURCES INC	     COM		294549100	 578	      11,140	 SOLE	      NONE	   11,140
EXXON MOBIL CORP	     COM		30231G102      2,978	      32,170	 SOLE	      NONE	   16,261
FLIR SYSTEMS INC	     COM		302445101	 994	      17,950	 SOLE	      NONE	   16,050
FEDEX CORPORATION	     COM		31428X106      1,534	      14,650	 SOLE	      NONE	   12,600
GENERAL ELECTRIC CO	     COM		369604103      3,150	      76,096	 SOLE	      NONE	   64,120
GENWORTH FINANCIAL INC	     COM CL A		37247D106      1,937	      63,031	 SOLE	      NONE	   50,130
HARSCO CORP	             COM		415864107	 926	      15,620	 SOLE	      NONE	    8,420
HEINZ H J CO		     COM		423074103      1,870	      40,478	 SOLE	      NONE	   30,928
INGERSOLL RAND COMPANY LTD   CL A		G4776G101      2,185	      40,122	 SOLE	      NONE	   30,920
INTERNATIONAL PAPER CO	     COM		460146103      1,195	      33,329	 SOLE	      NONE	   26,468
JOHNSON & JOHNSON	     COM		478160104      2,642	      40,215	 SOLE	      NONE	   34,085
KEYCORP NEW		     COM		493267108	 339	      10,500	 SOLE	      NONE	    4,600
KINROSS GOLD CORP	     COM NO PAR		496902404	 272	      18,150	 SOLE	      NONE	   15,200
KRAFT FOODS INC		     CL A		50075N104      1,466	      42,488	 SOLE	      NONE	   36,538
LANCE INC		     COM		514606102	 602	      26,150	 SOLE	      NONE	   26,150
LILLY ELI & CO		     COM		532457108      1,241	      21,796	 SOLE	      NONE	   17,291
MARATHON OIL CORP	     COM		565849106      1,533	      26,890	 SOLE	      NONE	   13,090
MARSH & MCLENNAN COS INC     COM		571748102	 304	      11,925	 SOLE	      NONE	   10,925
MC CORMICK & CO INC	     COM NON VTG	579780206      2,429	      67,525	 SOLE	      NONE	   56,925
MERCK & CO INC		     COM		589331107	 874	      16,916	 SOLE	      NONE	   13,316
MICROSOFT CORP		     COM		594918104	 325	      11,020	 SOLE	      NONE	   10,220
MOTOROLA INC		     COM		620076109	 226	      12,200	 SOLE	      NONE	    5,200
MYLAN LABS INC		     COM		628530107	 265	      16,601	 SOLE	      NONE	   14,401
NATIONAL CITY CORP	     COM		635405103      2,355	      93,878	 SOLE	      NONE	   85,928
NATIONAL FUEL GAS CO N J     COM		636180101      2,316	      49,486	 SOLE	      NONE	   43,736
NEWELL RUBBERMAID	     COM		651229106	 563	      19,537	 SOLE	      NONE	   10,375
NORTH PITTSBURGH SYS INC     COM		661562108      2,621	     110,332	 SOLE	      NONE	   94,408
OLIN CORP NEW		     COM PAR $1		680665205	 581	      25,947	 SOLE	      NONE	   22,150
P N C FINL SVCS GRP INC	     COM		693475105	 699	      10,267	 SOLE	      NONE	    8,667
P P G INDUSTRIES INC	     COM		693506107      1,228	      16,257	 SOLE	      NONE	    9,157
PFIZER INC		     COM		717081103	 776	      31,752	 SOLE	      NONE	   19,387
SIRF TECHNOLOGY HOLDINGS INC COM		82967H101	 909	      42,580	 SOLE	      NONE	   38,400
SPECTRA ENERGY CORP	     COM		847560109	 254	      10,366	 SOLE	      NONE	    9,816
STERIS CORP		     COM		859152100	 362	      13,260	 SOLE	      NONE	    5,660
TELLABS INC		     COM		879664100      1,204	     126,480	 SOLE	      NONE	  116,730
3M CO			     COM		88579Y101      2,183	      23,323	 SOLE	      NONE	   17,873
II-VI INC		     COM		902104108     12,635	     365,905	 SOLE	      NONE	  303,655
UNION PACIFIC CORP	     COM		907818108      1,798	      15,900	 SOLE	      NONE	   13,500
VERIZON COMMUNICATIONS	     COM		92343V104	 878	      19,821	 SOLE	      NONE	   14,541
WHOLE FOODS MARKET INC       COM                966837106      2,565          52,399     SOLE         NONE         41,815
XEROX CORP                   COM                984121103        654          37,730     SOLE         NONE         32,530